UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2017 (Unaudited)

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2017 (Unaudited)

TABLE OF CONTENTS

Page
Expense Example	1

Consolidated Financial Statements

Consolidated Schedule of Investments	2-8

Consolidated Statement of Assets and Liabilities	9-10

Consolidated Statement of Operations	11

Consolidated Statement of Changes in Net Assets	12

Consolidated Financial Highlights	13 - 14

Notes to Consolidated Financial Statements	15 - 33

Other Information

Infinity Q Diversified Alpha Fund
Expense Example
For the Period Ended February 28, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, dividend expense, and interest expense; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2016 to February 28, 2017 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the Period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Infinity Q Diversified Alpha Fund – Investor Class
Actual Fund Return (1)	$1,000.00	$1,050.70	2.47%	$12.56
Hypothetical 5% Return *	$1,000.00	$1,025.30	2.47%	$12.40

Infinity Q Diversified Alpha Fund – Institutional Class
Actual Fund Return (1)	$1,000.00	$1,050.80	2.23%	$11.33
Hypothetical 5% Return *	$1,000.00	$1,027.73	2.23%	$11.20

(1)
Expenses are equal to each class’s annualized expense ratio of 2.47% for Investor Class and 2.23% for Institutional Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Period).

*   Hypothetical expenses are equal to each class's annualized expense ratio as indicated, multiplied by the average account value over the period commencing September 1, 2016, multiplied by 181/365 to reflect information had each class been in operation for the entire period.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (1.7%)
Biotechnology
Editas Medicine, Inc. (a)	41,324	$1,030,207
Intellia Therapeutics, Inc. (a)	3,542	50,580
Sorrento Therapeutics, Inc. (a)	123,597	642,704
Total Biotechnology		1,723,491

Health Care Technology
NantHealth, Inc. (a)	113,205	856,962
Total Health Care Technology		856,962

TOTAL COMMON STOCKS (Cost $3,206,062)		$2,580,453

EXCHANGE TRADED FUNDS (7.2%)
CurrencyShares Japanese Yen Trust (a)	31,245	2,681,133
iShares JP Morgan Emerging Markets Bond ETF	70,000	7,949,200
TOTAL EXCHANGE TRADED FUNDS (Cost $10,779,364)		$10,630,333

OPTIONS PURCHASED (2.6%) (a)
	Contracts
Call Options Purchased (0.7%)
iShares Nasdaq Biotechnology ETF, Expires March 17, 2017 at $305.00	1,200	327,000
SPDR Gold Trust, Expires March 3, 2017 at $122.00	7,000	77,000
SPDR Gold Trust, Expires March 3, 2017 at $125.00	7,000	21,000
SPX Volatility Index, Expires March 22, 2017 at $17.00	12,500	593,750
SPX Volatility Index, Expires March 22, 2017 at $28.00	5,000	37,500
Total Call Options Purchased (Premiums paid $1,529,825)		1,056,250

Put Options Purchased (1.3%)
EuroStoxx 50 Volatility Index, Expires April 19, 2017 at $24.00	2,000	339,008
iShares MSCI Emerging Markets ETF, Expires March 3, 2017 at $37.50	2,110	23,210
iShares Nasdaq Biotechnology ETF, Expires March 17, 2017 at $260.00	250	6,250
ProShares Ultra VIX Short-Term Futures ETF, Expires March 17, 2017 at $19.00	900	79,200
S&P 500 Index, Expires April 21, 2017 at $2,130.00	500	242,500
S&P 500 Index, Expires April 21, 2017 at $2,290.00	500	892,500
Tesla, Inc., Expires March 17, 2017 at $210.00	900	25,200
Tesla, Inc., Expires March 17, 2017 at $225.00	1,200	126,600
Tesla, Inc., Expires March 17, 2017 at $230.00	900	147,150
Total Put Options Purchased (Premiums paid $2,048,056)		1,881,618

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2017 (Unaudited)

	Notional		Value
Over the Counter Options Purchased (0.1%)
EUR/USD & EUR/JPY, Dual Digital, Expires June 21, 2017 (b) *	1,700,000	EUR	$59,324

	Contracts
Standard and Poor's 500 Index Put,
Maximum Maturity April 21, 2017 at $2,103.00 (c)	19,020		87,304
Total Over the Counter Options Purchased (Premiums paid $2,948,088)			146,628

	Notional
Currency Options (0.5%)
USD Call / TWD Put, Expires January 31, 2018 at 31.32 TWD	30,000,000	USD	492,180
USD Call / TWD Put, Expires February 5, 2018 at 31.00 TWD	10,000,000	USD	192,530
Total Currency Options (Premiums paid $1,074,200)			684,710

TOTAL OPTIONS PURCHASED (Premiums paid $7,600,169)			$3,769,206

	Shares
SHORT-TERM INVESTMENT (44.6%)
Fidelity Institutional Money Market Portfolio - Class I, 0.45% (d)	52,650,761		52,650,761
STIT Liquid Assets Portfolio - Institutional Class, 0.47% (d) (e)	13,463,993		13,463,993
TOTAL SHORT-TERM INVESTMENT (Cost $66,114,754)			$66,114,754

TOTAL INVESTMENTS (56.1%) (Cost $87,700,349)			$83,094,746

OTHER ASSETS IN EXCESS OF LIABILITIES (43.9%)			65,005,938
TOTAL NET ASSETS (100.0%)			$148,100,684

* Illiquid security.

(a) Non-income producing security.

(b) Payment from counterparty is received if the EUR/USD Spot rate trades below 1.0463 and the EUR/JPY Spot rate trades above 123.19 on June 19, 2017. Citigroup is the counterparty.

(c) Represents one leg of a put spread on the S&P 500 Index (see written options). Bank of America Merrill Lynch is the counterparty.

(d) Rate quoted is seven-day yield at period end. See Note 8.

(e) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (-3.2%)

EXCHANGE TRADED FUNDS (-3.2%)
CurrencyShares Euro Trust (a)	(20,000)	$(2,055,600)
iShares MSCI EAFE ETF	(300)	(18,102)
ProShares Ultra VIX Short-Term Futures ETF (a)	(3,567)	(79,540)
VelocityShares Daily Inverse VIX Short-Term Futures ETN (a)	(41,842)	(2,648,599)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,882,229)		$(4,801,841)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,882,229)		$(4,801,841)

	Contracts
WRITTEN OPTIONS (-3.4%)

Call Options Written (-1.2%)
EuroStoxx 50 Volatility Index, Expires April 19, 2017 at $30.00	(2,000)	(413,166)
iShares Nasdaq Biotechnology ETF, Expires June 16, 2017 at $320.00	(400)	(256,000)
ProShares Ultra VIX Short-Term Futures ETF, Expires March 17, 2017 at $21.00	(900)	(257,400)
SPDR Gold Trust, Expires March 3, 2017 at $123.50	(14,000)	(70,000)
SPX Volatility Index, Expires March 22, 2017 at $22.00	(5,000)	(87,500)
SPX Volatility Index, Expires March 22, 2017 at $23.00	(5,000)	(75,000)
SPX Volatility Index, Expires April 19, 2017 at $23.00	(7,500)	(562,500)
Tesla, Inc., Expires September 15, 2017 at $315.00	(150)	(105,750)
Total Call Options Written (Premiums received $2,071,146)		(1,827,316)

Put Options Written (-0.9%)
S&P 500 Index, Expires April 21, 2017 at $2,210.00	(1,000)	(870,000)
SPX Volatility Index, Expires April 19, 2017 at $14.00	(2,500)	(262,500)
Tesla, Inc., Expires March 17, 2017 at $220.00	(1,800)	(118,800)
Tesla, Inc., Expires April 21, 2017 at $190.00	(1,200)	(83,400)
Total Call Options Written (Premiums received $1,386,039)		(1,334,700)

Over the Counter Options Written (-0.1%)
Standard and Poor's 500 Index Mileage Put,	(19,020)	(85,198)
Maximum Maturity April 21, 2017 at $2,103.00 * (b)
Total Over the Counter Options Written (Premiums received $2,520,000)		(85,198)

	Notional ($)
Currency Options Written (-1.2%) (c)
CNH Call / USD Put, Expires January 29, 2018 at 6.75 CNH	(15,000,000)	(90,525)
TWD Call / USD Put, Expires January 31, 2018 at 30.35 TWD	(30,000,000)	(822,540)
TWD Call / USD Put, Expires February 5, 2018 at 30.20 TWD	(10,000,000)	(248,940)
USD Call / CNH Put, Expires January 29, 2018 at 7.25 CNH	(15,000,000)	(210,285)
USD Call / SAR Put, Expires August 28, 2018 at 4.50 SAR	(50,000,000)	(168,150)
USD Call / TWD Put, Expires January 31, 2018 at 33.50 TWD	(30,000,000)	(146,670)
USD Call / TWD Put, Expires February 5, 2018 at 33.50 TWD	(10,000,000)	(49,790)
Total Currency Options Written (Premiums received $2,581,300)		(1,736,900)

TOTAL WRITTEN OPTIONS (Premiums received $8,558,485)		$(4,984,114)

* Illiquid security

(a) Non-income producing security.

(b) Represents one leg of a put spread on the S&P 500 Index (see purchased options). The written option leg includes a volatility limit. Bank of America Merrill Lynch is the counterparty.

(c) Morgan Stanley is the counterparty of the written options on currency.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS (-0.7%) (a)

Settlement Date	Currency Delivered	Fx Currency Value ($) February 28, 2017	Currency Received	Value ($) February 28, 2017	Unrealized Appreciation / (Depreciation)
March 14, 2017	251,840,000 TWD	$8,213,432	8,000,000 USD	$8,000,000	$(213,432)
April 28, 2017	103,620,000 CNH	15,044,495	15,000,000 USD	15,000,000	(44,495)
April 28, 2017	219,555,000 TWD	7,166,443	7,000,000 USD	7,000,000	(166,443)
May 3, 2017	13,900,473 NZD	9,971,430	10,063,414 USD	10,063,414	91,984
May 18, 2017	10,000,000 EUR	10,633,300	719,800,000 INR	10,698,700	65,400
May 31, 2017	187,540,000 SAR	49,994,922	50,000,000 USD	50,000,000	5,078
June 16, 2017	19,056,100 SGD	13,571,696	13,358,172 USD	13,358,172	(213,524)
June 23, 2017	512,320,000 TWD	16,751,958	16,000,000 USD	16,000,000	(751,958)
June 23, 2017	16,465,370 USD	16,465,370	512,320,000 TWD	16,751,958	286,588
July 20, 2017	6,601,600,000 KRW	5,849,918	640,000,000 JPY	5,732,488	(117,430)

TOTAL FORWARD CURRENCY CONTRACTS					$(1,058,232)

(a) Morgan Stanley was the counterparty of all forward currency contracts held at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2017 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (a)	Rate Paid / (Received) by the Fund	Termination Date	Notional	Up Front Premium Paid / (Received)	Fair Value	Unrealized Gain / (Loss)
BAML	Buy	BRAZIL	1.00%	9/20/2017	$23,750,000	$95,672	$(161,829)	$(257,501)
BAML	Sell *	BRAZIL	(1.00%)	9/20/2018	(17,250,000)	(273,805)	106,873	380,678
BAML	Buy	BRAZIL	1.00%	9/20/2020	2,500,000	177,647	41,990	(135,657)
BAML	Buy	EM	1.00%	6/20/2021	20,000,000	1,304,346	973,936	(330,410)
MS	Buy	S KOREA	1.00%	9/20/2020	10,000,000	(138,773)	(252,194)	(113,421)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$1,165,087	$708,776	$(456,311)

* As a seller of credit protection, the Fund would be required to compensate the protection buyer if the reference entity had a credit event. The notional amount of the swap represents the maximum amount the Fund could be required to pay. Credit events include bankruptcy, failure to pay, default, or restructuring.

(a) The following is a description of each reference entity:

BRAZIL - Federative Republic of Brazil 4.25% January 7, 2025 EM - CDX EM 25 - CDX Emerging Markets S25 1.00% June 20, 2021 S KOREA - Republic of Korea 7.125% April 16, 2019

OTHER SWAP CONTRACTS **
		Volatility / Correlation	Termination		Unrealized
Counterparty	Swap Type & Reference Entity (b)	Strike	Date	Vega Notional	Gain / (Loss)
BAML	Variance Corridor NKY (1)	26.60%	12/11/2020	56,375,000 (JPY)	543,274
BAML	Variance SPX	20.90%	12/18/2020	500,000 (USD)	244,428
CITI	Correlation SX5E & EUR/GBP FX	-42.00%	12/15/2017	50,000 (EUR)	778,817
CITI	Correlation SX5E & EUR/JPY FX	13.50%	12/27/2018	40,000 (EUR)	658,728
CITI	Correlation SX5E & EUR/USD FX	-24.00%	12/15/2017	50,000 (EUR)	343,013
CITI	Correlation SX5E & EUR/USD FX	-29.00%	12/21/2018	100,000 (USD)	1,466,578
CITI	Dispersion XLF Basket	22.75% (2)	1/19/2018	350,000 (USD)	599,030
MS	Correlation SX5E & EUR/GBP FX	-44.00%	12/15/2017	130,000 (EUR)	2,595,214
MS	Correlation SX5E & EUR/GBP FX	-45.00%	12/15/2017	50,000 (EUR)	1,004,200
MS	Correlation SX5E & EUR/JPY FX	6.00%	12/21/2018	40,000 (EUR)	1,001,791
MS	Correlation SX5E & EUR/JPY FX	10.00%	12/21/2018	50,000 (EUR)	1,038,820
MS	Correlation SX5E & EUR/JPY FX	7.00%	12/20/2019	25,000 (EUR)	595,152
MS	Correlation SX5E & EUR/USD FX	-25.00%	12/15/2017	50,000 (EUR)	521,213
MS	Correlation SX5E & EUR/USD FX	-24.50%	12/21/2018	40,000 (EUR)	440,382
MS	Variance SX5E	27.60%	12/21/2018	(320,000) (EUR)	1,701,636
MS	Variance SX5E Options (3)	23.25%	12/21/2018	320,000 (EUR)	(840,532)
SG	Variance Corridor NKY (4)	23.15%	12/11/2020	350,000 (USD)	182,657
SG	Variance Corridor NKY (4)	23.00%	12/11/2020	400,000 (USD)	293,932
SG	Variance SPX	22.20%	12/18/2020	(350,000) (USD)	347,543
SG	Variance SPX	21.35%	12/18/2020	(400,000) (USD)	6,977
SG	Variance SPX	21.10%	12/18/2020	423,600 (USD)	268,467
SG	Variance Corridor SX5E (5)	22.10%	12/18/2020	400,000 (EUR)	214,281

TOTAL OF OTHER SWAP CONTRACTS					$ 14,005,601

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch
CITI − Citigroup
MS − Morgan Stanley
SG − Societe Generale

(b) The following is a description of each reference entity:

NKY - Nikkei 225 Index SPX - S&P 500 Index SX5E - Euro Stoxx 50 Index XLF - Financial Select Sector SPDR ETF

** Illiquid securities.

(1) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains above 9,615.

(2) Index strike price. The underlying basket includes various strike prices.

(3) Replication portfolio of a strip of options on the SX5E Index.

(4) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains between 9,673.77 and 38,695.06.

(5) Payment from counterparty is based on the volitility of the index until the maturity date while the index price remains at or above 1,982,454.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

		Rate Paid	Termination		Unrealized
Counterparty	Reference Entity (a)	by the Fund	Date	Notional	Gain / (Loss)
BAML	MLBX3MSE (b)	0.87%	3/29/2018	$ 2,338,459	$ -
BAML	MLBX4SX6 (b)	2.20%	3/29/2018	18,902,681	-
BAML	MLBX73C0 (b)	1.75%	3/29/2018	41,994,634	-
BAML	MLBX73CD (b)	1.96%	3/29/2018	10,419,640	-
BAML	MLCIUKVN (b)	-	2/13/2018	26,607,293	-
BAML	MLEISVEM	1.90%	2/16/2018	3,481,688	(42,993)
BAML	MLEISVHY	0.60%	2/16/2018	4,875,277	(13,251)
BAML	MLEISVSO	1.50%	5/19/2017	8,541,375	86,689
BAML	MLEISVWM	1.40%	11/17/2017	6,756,304	(49,906)
BAML	MLEISVXE	0.60%	10/20/2017	3,447,928	12,603
BAML	MLEISWSP	1.20%	4/21/2017	15,112,607	30,546
CITI	CIXBLN10 (b)	2.60%	7/17/2017	29,428,168	-
MS	MSUSHLTH	0.80% + 3 Month LIBOR	12/8/2017	5,229,720	282,385
MS	MSUSMRW8	0.40%	3/2/2018	20,667,655	(262,958)
SG	SGBVWEPH	0.38%	5/9/2017	37,073,368	88,821
SG	SGI US Gravity Index	0.50%	10/24/2017	14,000,000	(166,958)
SG	SGI Wildcat Top MLP Index	0.40% + 3 Month LIBOR	5/1/2017	8,100,000	119,373
SG	Wildcat Ludician 2 USD ER Index	0.50%	4/28/2017	8,500,000	-

TOTAL OF TOTAL RETURN SWAP CONTRACTS					$ 84,351

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch
CITI − Citigroup
MS − Morgan Stanley
SG − Societe Generale

(a) The following is a description of each reference entity:

MLBX3MSE, MLBX4SX6, MLBX73C0, MLBX73CD, MLCIUKVN - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

MLEISVEM - Merrill Lynch Short Synthetic Variance Index - EM trades iShares MSCI Emerging Market ETF variance.

MLEISVHY - Merrill Lynch Short Synthetic Variance Index - HY trades iShares iBoxx High Yield Corporate Bond ETF variance.

MLEISVSO - Merrill Lynch Short Synthetic Variance Index - SO trades United States Oil Fund LP variance.

MLEISVWM - Merrill Lynch Short Synthetic Variance Index - WM trades iShares Russell 2000 ETF variance.

MLEISVXE - Merrill Lynch Short Synthetic Variance Index - XE trades CurrencyShares Euro Trust variance.

MLEISWSP - Merrill Lynch Short Synthetic Variance Index - WSP trades SPDR S&P 500 ETF variance.

CIXBLN10 Index trades commodity futures on a relative value basis across agriculture, energy, industrial metals, precious metals, and livestock.

MSUSHLTH is a basket of long and short equity securities with a healthcare focus.

MSUSMRW8 trades mean reversion on select ETFs and their constituents.

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index EUR on a market neutral basis.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.

 Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

(b) Position held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2017 (Unaudited)

* As a percent of total investments.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities

February 28, 2017 (Unaudited)

ASSETS

Investments, at value (cost $80,100,180)	$79,325,540
Purchased options, at value (premiums paid $7,600,169)	3,769,206
Total Investments (cost and premiums paid $87,700,349)	83,094,746

Cash collateral for derivative instruments	70,341,500
Premiums paid for swap contracts	1,577,665
Unrealized appreciation on swap contracts	15,847,228
Receivables:
Receivable for investments sold	3,862,122
Receivable for fund shares sold	154,987
Investment interest receivable	24,391
Prepaid expenses	23,609

Total Assets	174,926,248

LIABILITIES

Written options, at value (premiums received $8,558,485)	4,984,114
Securities sold short, at value (proceeds $3,882,229)	4,801,841
Premiums received from swap contracts	412,578
Unrealized depreciation on swap contracts	2,213,587
Unrealized depreciation on forward currency contracts	1,058,232
Payables:
Deposits payable to brokers	2,095,238
Payable for investments purchased	2,581,355
Payable for fund shares redeemed	8,391,184
Due to Investment Adviser	193,817
Accrued trustees fees	568
Distribution fees - Investor Shares (see Note 4)	3,739
Accrued expenses and other liabilities	89,311

Total Liabilities	26,825,564

NET ASSETS	$148,100,684

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities (continued)

February 28, 2017 (Unaudited)

COMPONENTS OF NET ASSETS

Paid in capital	145,761,641
Accumulated undistributed net investment income	(4,474,377)
Accumulated realized loss on investments, purchased options, securities sold short,
swap contracts, forward currency contracts, and written options	(3,811,145)
Net unrealized appreciation (depreciation) on:
Investments	(774,640)
Purchased options	(3,830,963)
Securities sold short	(919,612)
Written options	3,574,371
Forward currency contracts	(1,058,232)
Swap contracts	13,633,641

Total Net Assets	$148,100,684

Investor Shares

Net assets applicable to shares outstanding	$8,842,621
Shares outstanding (unlimited shares authorized with $0.01 par value)	873,484

Net asset value, offering and redemption price* per share	$10.12

Institutional Shares

Net assets applicable to shares outstanding	$139,258,063
Shares outstanding (unlimited shares authorized with $0.01 par value)	13,708,753

Net asset value, offering and redemption price* per share	$10.16

*	Redemption price per share of Investor Shares or Institutional Shares is NAV reduced by 1.00% if shares are held for 60 days or less

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2017 (Unaudited)

INVESTMENT INCOME

Interest income	$110,632
Dividend income	134,488

Total Investment Income	245,120

EXPENSES

Management fees	1,261,972
Broker fees (a)	143,075
Interest expense	112,040
Administration fees	78,810
Transfer agent fees	40,421
Shareholder servicing fees	37,122
Registration fees	28,075
Audit fees	19,491
Legal fees	14,897
Distribution fees (see Note 4)	10,788
Printing expense	9,038
Custody fees	7,791
Compliance fees	6,109
Trustee fees	2,027
Other expenses	5,116

Total Expenses	1,776,772
Less: Expenses waived	(63,133)

Net Expenses	1,713,639

Net Investment Loss	(1,468,519)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
Investments	(627,742)
Purchased options	(14,714,797)
Securities sold short	776,145
Swap contracts	4,458,864
Written options	10,067,305
Forward currency contracts	699,094
Net realized gain	658,869

Change in unrealized appreciation / (depreciation) on:
Investments	(473,780)
Purchased options	(1,254,800)
Securities sold short	(919,439)
Written options	1,532,970
Forward currency contracts	(87,665)
Swap contracts	9,657,216
Net change in appreciation	8,454,502

Net realized and unrealized gain on investments	9,113,371
Net increase in net assets resulting from operations	$7,644,852

(a)	Includes administrative and stock borrowing fees

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
FROM OPERATIONS

Net investment loss	$(1,468,519)	$(2,180,547)
Net realized gain (loss) on investments, purchased options, securities sold
short, swap contracts, written options, and forward currency contracts	658,869	(70,245)
Change in unrealized appreciation / depreciation on investments, purchased options, securities sold short, swap contracts, written
options, and forward currency contracts	8,454,502	979,131

Net increase (decrease) in net assets resulting from operations	7,644,852	(1,271,661)

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income
Investor shares	(186,255)	-
Institutional shares	(3,484,321)	-

From net realized gain:
Investor shares	-	(70,458)
Institutional shares	-	(1,583,301)

Decrease in net assets from distributions	(3,670,576)	(1,653,759)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold:
Investor shares	1,303,028	9,881,801
Institutional shares	22,320,060	82,373,982

Proceeds from shares reinvested:
Investor shares	186,255	70,458
Institutional shares	2,661,277	1,425,275

Cost of shares redeemed: *
Investor shares	(2,076,608)	(728,863)
Institutional shares	(21,918,413)	(8,959,605)

Net increase in net assets from capital share transactions	2,475,599	84,063,048

Net increase in net assets	6,449,875	81,137,628

NET ASSETS

Beginning of Period	141,650,809	60,513,181
End of Period	$148,100,684	$141,650,809

Accumulated undistributed net investment income	$(4,474,377)	$664,718

Investor Shares

Shares sold	131,561	980,027
Shares issued on reinvestment of distributions	19,182	7,004
Shares redeemed	(209,335)	(73,228)

Net increase (decrease) in shares outstanding	(58,592)	913,803

Institutional Shares

Shares sold	2,241,022	8,181,469
Shares issued on reinvestment of distributions	273,232	141,256
Shares redeemed	(2,182,863)	(896,662)

Net increase in shares outstanding	331,391	7,426,063

*	Net of redemption fees.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Investor Shares
For a share outstanding throughout each period presented

	Six Months Ended				Period
	February 28, 2017		Year Ended		September 30, 2014*
	(Unaudited)		August 31, 2016		to August 31, 2015

Net asset value, beginning of period	$9.86		$10.11		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.11)		(0.22)		(0.21)
Net realized and unrealized gain on investments	0.59		0.16		0.46

Total from investment operations	0.48		(0.06)		0.25

Less distributions:

From net investment income	(0.22)		-		-
From net realized gains	-		(0.19)		(0.14)

Total distributions	(0.22)		(0.19)		(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00	(2)	-

Net asset value, end of period	$10.12		$9.86		$10.11

Total return (3)	5.07	%(4)	-0.59%		2.62	%(4)

Net assets, end of period (in thousands)	$8,843		$9,189		$185

Ratio of expenses to average net assets:

Before fees waived	2.64	%(5)(6)	2.66	%(6)	2.76	%(5)(6)
After fees waived	2.48	%(5)(6)	2.43	%(6)	2.38	%(5)(6)

Ratio of net investment loss to average net assets:

Before fees waived	-2.34	%(5)(8)	-2.49	%(8)	-2.71	%(5)(8)
After fees waived	-2.18	%(5)(8)	-2.25	%(8)	-2.33	%(5)(8)

Portfolio turnover rate (7)	80	%(4)	62%		195	%(4)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Amount represents less than $0.01 per share

(3)	Performance reported does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

(4)	Not annualized

(5)	Annualized

(6)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015,  August 31, 2016 and February 28, 2017, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.63%,2.43% and 2.37%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.25% 2.20% and 2.20%, respectively.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

(8)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016 and February 28, 2017, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.58%, -2.26% and -2.07%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -2.20%, -2.02% and -1.90%, respectively.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Institutional Shares
For a share outstanding throughout each period presented

	Six Months Ended				Period
	February 28, 2017		Year Ended		September 30, 2014 *
	(Unaudited)		August 31, 2016		to August 31, 2015

Net asset value, beginning of period	$9.90		$10.14		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.10)		(0.20)		(0.19)
Net realized and unrealized gain on investments	0.60		0.15		0.47

Total from investment operations	0.50		(0.05)		0.28

Less distributions:

From net investment income	(0.24)		-		-
From net realized gains	-		(0.19)		(0.14)

Total distributions	(0.24)		(0.19)		(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00	(2)	-

Net asset value, end of period	$10.16		$9.90		$10.14

Total return	5.08	%(3)	-0.48%		2.93	%(3)

Net assets, end of period (in thousands)	$139,258		$132,462		$60,328

Ratio of expenses to average net assets:

Before fees waived	2.31	%(4)(5)	2.30	%(5)	2.49	%(4)(5)
After fees waived	2.23	%(4)(5)	2.14	%(5)	2.17	%(4)(5)

Ratio of net investment loss to average net assets:

Before fees waived	-2.01	%(4)(7)	-2.13	%(7)	-2.45	%(4)(7)
After fees waived	-1.93	%(4)(7)	-1.97	%(7)	-2.13	%(4)(7)

Portfolio turnover rate (6)	80	%(3)	62%		195	%(3)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Amount represents less than $0.01 per share

(3)	Not annualized

(4)	Annualized

(5)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015 and August 31, 2016 and February 28, 2017, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.34%, 2.10% and 2.03%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.02%, 1.95% and 1.95%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

(7)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015 and August 31, 2016 and Frebruary 28, 2017, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.30%, -1.94% and -1.73%, respectively.  Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -1.98%,  -1.79% and -1.65%, respectively.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Infinity Q Capital Management LLC (the “Adviser”) serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund’s objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on September 30, 2014. The Fund currently offers two share classes, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund LLC (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At February 28, 2017 the Fund’s investment in the Subsidiary represented approximately 17.6% of the Fund’s net assets.

The results of the operations of the Subsidiary were as follows:

Net investment income	$20,629
Net realized gain	1,797,978
Net change in unrealized appreciation (depreciation)	-
Net increase in net assets resulting from Operations	$1,818,607

The Consolidated Financial Statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
At February 28, 2017, the only investments held in the Subsidiary were swap contracts, for which the notional amount was $129,690,875. At February 28, 2017, there were no unrealized gains or losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on the swap contracts.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -
 Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy. The fund makes cross-asset correlation investments, at times utilizing contingent and dual binary options. The Adviser deems these positions to be illiquid and classifies these positions as Level 2 or Level 3 in the fair value hierarchy. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 0.40%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes investments in mileage/timer options. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The main difference between a mileage/timer option and a vanilla option is that the option has a variable expiry based on the accrued realized volatility of the underlying reference position. Quotes from a pricing service are used to estimate the implied volatility levels as an input to calculate the fair value of these positions. A 1% change in the implied volatility could change the value by up to 19.41%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Credit Default Swaps (CDS) are valued by independent pricing services using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes dispersion investments using volatility and variance swaps. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 53.42%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 9.62%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of February 28, 2017:
	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$2,580,453	$-	$-	$2,580,453
Exchange Traded Funds	10,630,333	-	-	10,630,333
Options Purchased	-	3,709,882	59,324	3,769,206
Short-Term Investment	66,114,754	-	-	66,114,754
Total Assets	79,325,540	3,709,882	59,324	83,094,746

Liabilities
Securities Sold Short	(4,801,841)	-	-	(4,801,841)
Total	$74,523,699	$3,709,882	$59,324	$78,292,905

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-	$(4,898,916)	$(85,198)	$(4,984,114)
Forward Currency Contracts	-	(1,058,232)	-	(1,058,232)
Credit Default Swaps	-	(456,311)	-	(456,311)
Other Swaps	-	-	14,005,601	14,005,601
Total Return Swaps	-	84,351	-	84,351
Total	$-	$(6,329,108)	$13,920,403	$7,591,295

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Written Options	Swap Contracts
Balance at August 31, 2016	$-	$(1,568,276)	$5,795,325
Purchased (Received)	136,087	-	-
Realized Gain (Loss)	-	-	3,475,949
Amortization	-	-	-
Change in unrealized appreciation/depreciation	(76,763)	1,483,078	4,734,327
(Sale) Cover	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance at February 28, 2017	$59,324	$(85,198)	$14,005,601

The Fund recognizes transfers between levels at the end of the reporting period. There was one transfer from level 2 to level 3 at the period ended February 28, 2017, as shown above.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

(c) Derivatives

The Fund utilizes derivatives in its investment strategies. The Fund’s primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro. The Fund implements these strategies by investing either directly in, or through swaps on, a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended February 28, 2017 was related to the use of swap contracts, purchased options, written options, and forward foreign currency contracts.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund also makes investments in other swaps, including variance, dispersion, and correlation swaps. These swaps have strike prices for the underlying volatility or correlation of an index, basket, or foreign exchange rate, and the Fund realizes a gain or loss based on the realized value during the observation period relative to the strike price for the respective swap type.

Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

The Fund also enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection.  The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not then held by the Fund.  The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, an auction process is used to determine the “recovery value” of the contract.  The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process.  As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event.  In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based.  Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses. As of February 28, 2017, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended February 28, 2017. The Fund had outstanding purchased and written option contracts as listed on the Consolidated Schedule of Investments as of February 28, 2017.

Forward and Futures Contracts – The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency contracts during the period ended February 28, 2017. The Fund had outstanding forward currency contracts outstanding as listed on the Consolidated Schedule of Investments as of February 28, 2017.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 28, 2017:

Consolidated Statement of Assets and Liabilities Location

	Assets
	Purchased Options	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swap Contracts *
Commodity Contracts	$98,000	$-	$-
Credit Contracts	-	-	380,678
Currency Contracts	744,034	-	-
Equity Contracts	1,790,410	-	282,385
Volatility Contracts	1,136,762	-	15,184,165
Total	$3,769,206	$-	$15,847,228

	Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swap Contracts *
Commodity Contracts	$(70,000)	$-	$-
Credit Contracts	-	-	(836,989)
Currency Contracts	(1,736,900)	(1,058,232)	-
Equity Contracts	(1,433,950)	-	-
Volatility Contracts	(1,743,264)	-	(1,376,598)
Total	$(4,984,114)	$(1,508,232)	$(2,213,587)

* Includes cumulative appreciation/depreciation of swap contracts as shown in the Schedule of Investments.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)

The following tables set forth the Fund’s realized and unrealized gain / (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended February 28, 2017:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Purchased Options	Swap Contracts	Written Options	Foreign Currency Contracts	Total
Commodity Contracts	$(119,950)	$1,814,188	$123,864	$-	$1,818,102
Credit Contracts	-	(794,610)	-	-	(794,610)
Currency Contracts	(126,151)	-	42,499	699,094	615,442
Equity Contracts	(11,219,205)	(2,167,791)	8,816,475	-	(4,570,521)
Interest Contracts	(634,347)	-	-	-	(634,347)
Volatility Contracts	(2,615,144)	5,607,077	1,084,467	-	4,076,400
Total	$(14,714,797)	$4,458,864	$10,067,305	$699,094	$510,466

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Purchased Options	Swap Contracts	Written Options	Foreign Currency Contracts	Total
Commodity Contracts	$(130,750)	$-	$69,997	$-	$(60,753)
Credit Contracts	-	274,256	-	-	274,256
Currency Contracts	(296,033)	-	700,900	(87,665)	317,202
Equity Contracts	2,269,016	1,376,182	(827,013)	-	2,818,185
Volatility Contracts	(3,097,033)	8,006,778	1,589,086	-	6,498,831
Total	$(1,254,800)	$9,657,216	$1,532,970	$(87,665)	$9,847,721

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
The following table shows the average volume of derivative instruments for the Fund during the period ended February 28, 2017:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$71,428,571
Total return swaps and other swaps	Notional Amount	$246,311,156
Purchased options	Contracts	372,022
Purchased options	Notional Amount	$1,167,143
Purchased option currency contracts	Principal Amount	$69,600,000
Written options	Contracts	(41,296)
Written option currency contracts	Principal Amount	$(82,857,143)
Forward currency contracts	Notional Amount	$85,274,177

The following table shows the Fund’s written options transactions for the period ended February 28, 2017:

	Contracts	Notional	Premiums
Balance at August 31, 2016	(46,070)	(80,000,000)	$(6,589,177)
Options written	(103,733)	(310,000,000)	(27,754,859)
Options assigned	4,009	-	894,164
Options purchased to cover	59,450	-	12,858,283
Option expirations	115,874	230,000,000	12,033,104
Balance at February 28, 2017	(60,470)	(160,000,000)	(8,558,485)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
As of February 28, 2017, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Assets:
Credit Default Swaps
Bank of America Merrill Lynch	$380,678	$-	$380,678	$(380,678)	$-	$-

Options
Bank of America Merrill Lynch	718,554	-	718,554	(510,198)	-	208,358
Citigroup	2,365,942	-	2,365,942	(2,365,942)	-	-
Morgan Stanley	684,710	-	684,710	(684,710)	-	-

Other Swaps
Bank of America Merrill Lynch	787,702	-	787,702	-	-	787,702
Citigroup	3,846,166	-	3,846,166	-	-	3,846,166
Morgan Stanley	8,898,408	-	8,898,408	(840,532)	-	8,057,876
Societe Generale	1,313,857	-	1,313,857	-	-	1,313,857

Total Return Swaps
Bank of America Merrill Lynch	129,838	-	129,838	(106,150)	-	23,688
Morgan Stanley	282,385	-	282,385	(262,958)	-	19,427
Societe Generale	208,194	-	119,373	(119,373)	-	41,236

	$20,065,484	$-	$20,065,484	$(5,767,176)	$-	$14,298,308

(1)	Any over-collateralization of total financial instruments or cash is not shown.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Liabilities:
Credit Default Swaps
Bank of America Merrill Lynch	$(723,568)	$-	$(723,568))	$380,678	$342,890	$-
Morgan Stanley	(113,421)	-	(113,421)	-	113,421	-

Forward Contracts
Morgan Stanley	(1,058,232)	-	(1,058,232)	-	1,058,232	-

Written Options
Bank of America Merrill Lynch	(510,198)	-	(510,198)	510,198	-	-
Citigroup	(2,737,016)	-	(2,737,016)	2,365,942	371,074	-
Morgan Stanley	(1,736,900)	-	(1,736,900)	684,710	1,052,190	-

Other Swaps
Morgan Stanley	(840,532)	-	(840,532)	840,532	-	-

Total Return Swaps
Bank of America Merrill Lynch	(106,150)	-	(106,150)	106,150	-	-
Morgan Stanley	(262,958)	-	(262,958)	262,958	-	-
Societe Generale	(166,958)	-	(166,958)	166,958	-	-

	$(8,704,983)	$-	$(8,704,983)	$5,767,176	$2,937,807	$-

(2)	Any over-collateralization of total financial instruments or cash is not shown.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
(d) Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. As of August 31, 2017, the tax periods ended August 31, 2015 and August 31, 2017 are subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed annually. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
(g) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(i) Restricted Cash & Deposits with Broker

At February 28, 2017, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On February 28, 2017, the Fund had pledged the following amounts as collateral for open currency contracts, swap contracts, and written options:

Counterparty	Amount Pledged
Bank of America Merrill Lynch	$20,902,440
Citigroup	16,999,060
Morgan Stanley	26,290,000
Societe Generale	6,150,000
$70,341,500

At February 28, 2017, the Fund owed $2,095,238 to Citigroup in margin for short sales and written options as reflected on the Consolidated Statement of Assets and Liabilities.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.95% and 2.20% of average daily net assets for Institutional Class shares and Investor Class shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement during the trailing three years, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year.

At February 28, 2017, the amounts waived by the Adviser and the eligible recapture periods are as follows:

Amounts Available for Recoupment	Expiration
$151,109	August 31, 2018
174,049	August 31, 2019
63,133	February 28, 2020
$388,291

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $2,027 for their services and reimbursement of travel expenses during the period ended February 28, 2017. No compensation is paid to the Interested Trustee or officers of the Trust.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Investor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Investor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares’ average daily net assets. The Fund paid $10,788 in distribution fees for the period ended February 28, 2017.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of February 28, 2017, Infinity Q Capital Management LLC held approximately 29% of the outstanding shares of the Institutional Class shares of the Fund and Charles Schwab & Company, Inc. held approximately 90% and 33%, in aggregate for the benefit of others, of the outstanding Investor Class and Institutional Class shares of the Fund, respectively.

Note 6 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, options, and other short-term investments) for the Fund for the period ended February 28, 2017, were as follows:

Purchases	$ 128,437,228
Sales	$ 109,916,599

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Note 7 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the year ended August 31, 2016, and the period ended February 28, 2017 were as follows:

	Period Ended February 28, 2017	Year Ended August 31, 2016
Distributions Paid From:
Ordinary Income	$3,670,576	$-
Short-Term Capital Gains	-	186,277
Long-Term Capital Gains	-	1,467,482
Total Distributions Paid	$3,670,576	$1,653,759

As of August 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$71,416,585

Gross tax unrealized appreciation	59,278
Gross tax unrealized depreciation	(1,148,778)
Net tax unrealized depreciation on investments	(1,089,500)

Undistributed ordinary income	3,670,576
Undistributed long-term capital gains	-
Distributable earnings	3,670,576

Other accumulated loss	(4,216,309)

Total	$(1,635,233)

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses. These classifications have no effect on net assets or net asset value per share. For the year ended August 31, 2016, the following table shows the reclassifications made:

Undistributed Net Investment Income / (Loss)	Accumulated Net Realized Gain / (Loss)	Paid in Capital
$ 2,426,813	$ (2,426,813)	$ -

At August 31, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. At August 31, 2016, none of the capital loss carryforwards are subject to expiration. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Short-Term	Long-Term	Total
$ 2,305,522	$ 2,428,795	$ 4,734,317

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of August 31, 2016 the Fund did not defer a post-October capital loss on a tax basis.

Note 8 – Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Portfolio - Class I (“Fidelity”). The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-ended management investment company. Fidelity invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fidelity also invests more than 25% of its total assets in the financial services industries. The financial statements of Fidelity, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of February 28, 2017, approximately 35.6% of the Fund’s net assets were invested in Fidelity.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Note 9 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to February 28, 2017 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 10 – New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

General Information

Infinity Q Diversified Alpha Fund
February 28, 2017 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund files its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Qs are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

Investment Adviser
Infinity Q Capital Management, LLC
888 7th Avenue, Suite 3700
New York, NY 10106

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius, LLP
111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By            /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date         5/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date         5/1/2017

By            /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date         5/1/2017